General and administrative expenses (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
General and administrative expenses
Rent	$ 117,246	$ 121,875
Office expenses	523,341	356,544
Legal and professional	469,455	505,522
Consulting fees	396,518	436,577
Investor relations	142,361	146,531
Salaries	562,899	345,626
General and administrative expenses	$ 2,211,820	$ 1,912,675